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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 10123

The North Country Funds

________________________________________________________________________

(Exact name of registrant as specified in charter)

150 Motor Parkway, Hauppauge, New York 11788

  (Address of principal executive offices)

                   (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

The Hauppauge Corporate Center

150 Motor Parkway

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end:  November 30

Date of reporting period:  July 1, 2003 - June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.  A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.  SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A and Exhibit B is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

          THE NORTH COUNTRY FUNDS

By (Signature and Title)*

/S/ Michael J. Wagner

     Michael J. Wagner, President

Date August 20, 2004

* Print the name and title of each signing officer under his or her signature.

Item 1 Exhibit A1
Vote Summary Report
Apr 01, 2004 - Jun 30, 2004

The North Country Funds – Equity Growth Fund
Investment Company Act file number: 811- 10123

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

04/23/04 - A	Abbott Laboratories *ABT*		002824100		02/25/04		29,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Drug Pricing	Against	Against			ShrHoldr
	4	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	5	Prohibit Awards to Executives	Against	Against			ShrHoldr
	6	Report on Operational Imact of HIV/AIDS, TB, and Malaria Pandemic	Against	Against			ShrHoldr

04/30/04 - A	Alcoa Inc. *AA*		013817101		02/02/04		35,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt
	3	Report on Pay Disparity	Against	Against			ShrHoldr
	4	Submit Severance Agreement (Change-in-Control) to Shareholder Vote	Against	Against			ShrHoldr

04/26/04 - A	American Express Co. *AXP*		025816109		02/27/04		40,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Daniel F. Akerson --- For
	1.2	Elect Director Charlene Barshefsky --- For
	1.3	Elect Director William G. Bowen --- For
	1.4	Elect Director Ursula M. Burns --- For
	1.5	Elect Director Kenneth I. Chenault --- For
	1.6	Elect Director Peter R. Dolan --- For
	1.7	Elect Director Vernon E. Jordan, Jr. --- Withhold
	1.8	Elect Director Jan Leschly --- For
	1.9	Elect Director Richard A. McGinn --- For
	1.10	Elect Director Edward D. Miller --- For
	1.11	Elect Director Frank P. Popoff --- For
	1.12	Elect Director Robert D. Walter --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Establish Term Limits for Directors	Against	Against			ShrHoldr
	4	Report on Political Contributions/Activities	Against	Against			ShrHoldr

05/19/04 - A	American International Group, Inc. *AIG*		026874107		03/26/04		24,500
	1	Elect Directors	For	For			Mgmt
	2	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	3	Approve Non-Employee Director Stock Option Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt
	5	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	6	Divest from Tobacco Equities	Against	Against			ShrHoldr
	7	Link Executive Compensation to Predatory Lending	Against	Against			ShrHoldr

05/13/04 - A	Amgen, Inc. *AMGN*		031162100		03/19/04		23,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Frank J. Biondi, Jr. --- For
	1.2	Elect Director Jerry D. Choate --- Withhold
	1.3	Elect Director Frank C. Herringer --- For
	1.4	Elect Director Gilbert S. Omenn --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Prepare Glass Ceiling Report	Against	Against			ShrHoldr
	4	Expense Stock Options	Against	For			ShrHoldr

04/28/04 - A	Anheuser-Busch Companies, Inc. *BUD*		035229103		03/01/04		22,200
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/06/04 - A	Apache Corp. *APA*		037411105		03/17/04		31,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Eugene C. Fiedorek --- For
	1.2	Elect Director Patricia Albjerg Graham --- For
	1.3	Elect Director F. H. Merelli --- Withhold
	1.4	Elect Director Raymond Plank --- For
	2	Report on Greenhouse Gas Emissions	Against	For			ShrHoldr

05/06/04 - A	Avon Products, Inc. *AVP*		054303102		03/15/04		21,250
	1	Elect Directors	For	Withhold			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Increase Authorized Common Stock	For	For			Mgmt
	4	Declassify the Board of Directors	Against	For			ShrHoldr
	5	Report on Feasibility of Removing Parabens from Company Products	Against	Against			ShrHoldr
	6	Report on Feasibility of Removing Dibutyl Phthalate from Company Products	Against	Against			ShrHoldr

06/24/04 - A	Best Buy Co., Inc. *BBY*		086516101		04/26/04		20,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt

04/21/04 - A	Burlington Resources Inc. *BR*		122014103		02/23/04		24,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Barbara T. Alexander --- For
	1.2	Elect Director Reuben V. Anderson --- For
	1.3	Elect Director Laird I. Grant --- For
	1.4	Elect Director Robert J. Harding --- For
	1.5	Elect Director John T. LaMacchia --- For
	1.6	Elect Director Randy L. Limbacher --- For
	1.7	Elect Director James F. McDonald --- For
	1.8	Elect Director Kenneth W. Orce --- Withhold
	1.9	Elect Director Donald M. Roberts --- For
	1.10	Elect Director James A. Runde --- For
	1.11	Elect Director John F. Schwarz --- For
	1.12	Elect Director Walter Scott, Jr. --- Withhold
	1.13	Elect Director Bobby S. Shackouls --- For
	1.14	Elect Director Steven J. Shapiro --- For
	1.15	Elect Director William E. Wade, Jr. --- For
	2	Approve Increase in Common Stock and a Stock Split	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

05/04/04 - A	Danaher Corp. *DHR*		235851102		03/10/04		24,950
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Stock Option Plan	For	For			Mgmt
	4	Develop Charter Language on Board Diversity	Against	Against			ShrHoldr

04/23/04 - A	Dominion Resources, Inc. *D*		25746U109		02/27/04		8,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Submit Executive Compensation to Vote	Against	Against			ShrHoldr

04/28/04 - A	E.I. Du Pont De Nemours & Co. *DD*		263534109		03/09/04		7,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Report on Executive Ties to Government	Against	Against			ShrHoldr
	4	Adopt and Report on a Code of Corporate Conduct	Against	Against			ShrHoldr
	5	Limit Executive Compensation	Against	Against			ShrHoldr

05/07/04 - A	Ecolab, Inc. *ECL*		278865100		03/16/04		32,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Executive Incentive Bonus Plan	For	For			Mgmt
	3	Approve Employee Stock Purchase Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt

05/26/04 - A	Exxon Mobil Corp. *XOM*		30231G102		04/05/04		31,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Non-Employee Director Restricted Stock Plan	For	For			Mgmt
	4	Affirm Political Nonpartisanship	Against	Against			ShrHoldr
	5	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	6	Report on Equatorial Guinea	Against	Against			ShrHoldr
	7	Separate Chairman and CEO Positions	Against	For			ShrHoldr
	8	Prohibit Awards to Executives	Against	Against			ShrHoldr
	9	Report on Stock Option Distribution by Race and Gender	Against	Against			ShrHoldr
	10	Amend EEO Statement to Include Reference to Sexual Orientation	Against	For			ShrHoldr
	11	Report on Climate Change Research	Against	Against			ShrHoldr

04/20/04 - A	Fastenal Co. *FAST*		311900104		02/23/04		24,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Robert A. Kierlin --- Withhold
	1.2	Elect Director Stephen M. Slaggie --- Withhold
	1.3	Elect Director Michael M. Gostomski --- For
	1.4	Elect Director John D. Remick --- For
	1.5	Elect Director Henry K. McConnon --- For
	1.6	Elect Director Robert A. Hansen --- For
	1.7	Elect Director Willard D. Oberton --- Withhold
	1.8	Elect Director Michael J. Dolan --- For
	1.9	Elect Director Reyne K. Wisecup --- Withhold
	2	Ratify Auditors	For	For			Mgmt

05/19/04 - A	First Data Corp. *FDC*		319963104		03/22/04		30,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/04/04 - A	Gannett Co., Inc. *GCI*		364730101		03/05/04		17,300
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt
	4	Limit Executive Compensation	Against	Against			ShrHoldr

04/28/04 - A	General Electric Co. *GE*		369604103		03/01/04		44,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director James I. Cash, Jr. --- For
	1.2	Elect Director Dennis D. Dammerman --- For
	1.3	Elect Director Ann M. Fudge --- For
	1.4	Elect Director Claudio X. Gonzalez --- Withhold
	1.5	Elect Director Jeffrey R. Immelt --- For
	1.6	Elect Director Andrea Jung --- For
	1.7	Elect Director Alan G. Lafley --- For
	1.8	Elect Director Kenneth G. Langone --- For
	1.9	Elect Director Ralph S. Larsen --- For
	1.10	Elect Director Rochelle B. Lazarus --- For
	1.11	Elect Director Sam Nunn --- For
	1.12	Elect Director Roger S. Penske --- For
	1.13	Elect Director Robert J. Swieringa --- For
	1.14	Elect Director Douglas A. Warner III --- For
	1.15	Elect Director Robert C. Wright --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt
	4	Provide for Cumulative Voting	Against	Against			ShrHoldr
	5	Eliminate Animal Testing	Against	Against			ShrHoldr
	6	Report on Nuclear Fuel Storage Risks	Against	Against			ShrHoldr
	7	Report on PCB Clean-up	Against	For			ShrHoldr
	8	Report on Foreign Outsourcing	Against	Against			ShrHoldr
	9	Prepare Sustainability Report	Against	Against			ShrHoldr
	10	Limit Composition of Management Development and Compensation Committee to Independent Directors	Against	Against			ShrHoldr
	11	Report on Pay Disparity	Against	Against			ShrHoldr
	12	Limit Awards to Executives	Against	Against			ShrHoldr
	13	Limit Board Service for Other Companies	Against	For			ShrHoldr
	14	Separate Chairman and CEO Positions	Against	Against			ShrHoldr
	15	Hire Advisor/Maximize Shareholder Value	Against	Against			ShrHoldr
	16	Adopt a Retention Ratio for Executives and Directors	Against	Against			ShrHoldr
	17	Require 70% to 80% Independent Board	Against	Against			ShrHoldr
	18	Report on Political Contributions/Activities	Against	Against			ShrHoldr

05/18/04 - A	Guidant Corp. *GDT*		401698105		03/11/04		20,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Expense Stock Options	Against	For			ShrHoldr

04/24/04 - A	Harley-Davidson, Inc. *HDI*		412822108		03/10/04		30,800
	1	Elect Directors	For	For			Mgmt
	2	Amend Executive Incentive Bonus Plan	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt

05/19/04 - A	Intel Corp. *INTC*		458140100		03/22/04		38,500
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Craig R. Barrett --- For
	1.2	Elect Director Charlene Barshefsky --- For
	1.3	Elect Director E. John P. Browne --- For
	1.4	Elect Director Andrew S. Grove --- For
	1.5	Elect Director D. James Guzy --- Withhold
	1.6	Elect Director Reed E. Hundt --- For
	1.7	Elect Director Paul S. Otellini --- For
	1.8	Elect Director David S. Pottruck --- For
	1.9	Elect Director Jane E. Shaw --- For
	1.10	Elect Director John L. Thornton --- For
	1.11	Elect Director David B. Yoffie --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
	4	Expense Stock Options	Against	For			ShrHoldr
	5	Limit/Prohibit Awards to Executives	Against	For			ShrHoldr
	6	Performance- Based/Indexed Options	Against	For			ShrHoldr

05/11/04 - A	ITT Industries, Inc. *ITT*		450911102		03/19/04		12,000
	1	Ratify Auditors	For	For			Mgmt
	2	Elect Directors	For	For			Mgmt

04/22/04 - A	Johnson & Johnson *JNJ*		478160104		02/24/04		20,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Cease Charitable Contributions	Against	Against			ShrHoldr

05/28/04 - A	Lowe *LOW*		548661107		04/01/04		7,500
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Leonard L. Berry --- For
	1.2	Elect Director Paul Fulton --- For
	1.3	Elect Director Dawn E. Hudson --- Withhold
	1.4	Elect Director Marshall O. Larsen --- For
	1.5	Elect Director Robert A. Niblock --- For
	1.6	Elect Director Stephen F. Page --- For
	1.7	Elect Director O. Temple Sloan, Jr. --- For
	1.8	Elect Director Robert L. Tillman --- For
	2	Ratify Auditors	For	For			Mgmt

05/11/04 - A	Masco Corp. *MAS*		574599106		03/15/04		50,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

04/23/04 - A	Merrill Lynch & Co., Inc. *MER*		590188108		02/24/04		17,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Restore or Provide for Cumulative Voting	Against	For			ShrHoldr
	4	Separate Chairman and CEO Positions	Against	For			ShrHoldr

05/05/04 - A	PepsiCo, Inc. *PEP*		713448108		03/12/04		21,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	4	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	5	Report on Operational Impact of HIV/AIDS, TB, and Malaria Pandemic	Against	Against			ShrHoldr

04/22/04 - A	Pfizer Inc. *PFE*		717081103		02/27/04		44,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
	4	Report on Operational Impact of HIV/AIDS, TB, and Malaria Pandemic	Against	Against			ShrHoldr
	5	Cease Political Contributions/Activities	Against	Against			ShrHoldr
	6	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	7	Establish Term Limits for Directors	Against	Against			ShrHoldr
	8	Report on Drug Pricing	Against	Against			ShrHoldr
	9	Limit Awards to Executives	Against	Against			ShrHoldr
	10	Amend Animal Testing Policy	Against	Against			ShrHoldr

04/27/04 - A	Praxair, Inc. *PX*		74005P104		03/01/04		21,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Increase Authorized Common Stock	For	For			Mgmt
	4	Approve Stockholder Protection Rights Agreement	For	For			Mgmt

05/26/04 - A	Southern Company *SO*		842587107		03/29/04		15,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Outside Director Stock in Lieu of Cash	For	For			Mgmt

06/17/04 - A	Staples, Inc. *SPLS*		855030102		04/19/04		35,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt
	3	Amend Employee Stock Purchase Plan	For	For			Mgmt
	4	Amend Employee Stock Purchase Plan	For	For			Mgmt
	5	Ratify Auditors	For	For			Mgmt
	6	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	Against			ShrHoldr
	7	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	For			ShrHoldr
	8	Limit Executive Compensation	Against	Against			ShrHoldr
	9	Prohibit Auditor from Providing Non-Audit Services	Against	Against			ShrHoldr

04/21/04 - A	State Street Corp. (Boston) *STT*		857477103		02/27/04		34,000
	1	Elect Directors	For	For			Mgmt
	2	Exempt Board of Directors from Massachusetts General Laws, Chapter 156B, Section 50A(a)	Against	For			ShrHoldr

05/19/04 - A	Target Corporation *TGT*		87612E106		03/22/04		22,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt

05/20/04 - A	The Hartford Financial Services Group, Inc. *HIG*		416515104		03/22/04		28,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Limit Executive Compensation	Against	Against			ShrHoldr

04/14/04 - A	United Technologies Corp. *UTX*		913017109		02/17/04		22,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Disclosure of Executive Compensation	Against	Against			ShrHoldr
	4	Develop Ethical Criteria for Military Contracts	Against	Against			ShrHoldr
	5	Performance-Based/Indexed Options	Against	For			ShrHoldr
	6	Separate Chairman and CEO Positions	Against	For			ShrHoldr

06/04/04 - A	Wal-Mart Stores, Inc. *WMT*		931142103		04/05/04		17,500
	1	Elect Directors	For	For			Mgmt
	2	Approve Stock Option Plan	For	For			Mgmt
	3	Approve Stock Option Plan	For	For			Mgmt
	4	Amend Employee Stock Purchase Plan	For	For			Mgmt
	5	Ratify Auditors	For	For			Mgmt
	6	Separate Chairman and CEO Positions	Against	For			ShrHoldr
	7	Prepare Sustainability Report	Against	For			ShrHoldr
	8	Report on Stock Option Distribution by Race and Gender	Against	For			ShrHoldr
	9	Report on Genetically Modified Organisms (GMO)	Against	Against			ShrHoldr
	10	Prepare Diversity Report	Against	For			ShrHoldr
	11	Submit Executive Compensation to Vote	Against	For			ShrHoldr

04/27/04 - A	Wells Fargo & Company *WFC*		949746101		03/09/04		24,500
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director J.A. Blanchard III --- For
	1.2	Elect Director Susan E. Engel --- For
	1.3	Elect Director Enrique Hernandez, Jr. --- For
	1.4	Elect Director Robert L. Joss --- For
	1.5	Elect Director Reatha Clark King --- For
	1.6	Elect Director Richard M. Kovacevich --- For
	1.7	Elect Director Richard D. McCormick --- For
	1.8	Elect Director Cynthia H. Milligan --- For
	1.9	Elect Director Philip J. Quigley --- For
	1.10	Elect Director Donald B. Rice --- Withhold
	1.11	Elect Director Judith M. Runstad --- Withhold
	1.12	Elect Director Stephen W. Sanger --- For
	1.13	Elect Director Susan G. Swenson --- For
	1.14	Elect Director Michael W. Wright --- Withhold
	2	Approve Retirement Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt
	4	Expense Stock Options	Against	For			ShrHoldr
	5	Limit Executive Compensation	Against	Against			ShrHoldr
	6	Link Executive Compensation to Social Issues	Against	Against			ShrHoldr
	7	Report on Political Contributions/Activities	Against	Against			ShrHoldr

05/21/04 - A	Yahoo!, Inc. *YHOO*		984332106		03/25/04		30,000
	1	Elect Directors	For	Withhold			Mgmt
	2	Amend Employee Stock Purchase Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt
	4	Expense Stock Options	Against	For			ShrHoldr

05/10/04 - A	Zimmer Holdings Inc *ZMH*		98956P102		03/15/04		20,500
	1	Elect Directors	For	Withhold			Mgmt
	2	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	For			ShrHoldr
	3	Ratify Auditors	Against	For			ShrHoldr

Vote Summary Report
Jan 01, 2004 - Mar 31, 2004

The North Country Funds

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

01/15/04 - A	Family Dollar Stores, Inc. *FDO*		307000109		11/24/03		42,000
	1	Elect Directors	For	For			MGMT
	2	Approve Non-Employee Director Stock Option Plan	For	For			MGMT
	3	Ratify Auditors	For	For			MGMT

03/23/04 - A	Fifth Third Bancorp *FITB*		316773100		01/30/04		16,800
	1	Elect Directors	For	For			MGMT
	2	Approve Omnibus Stock Plan	For	For			MGMT
	3	Ratify Auditors	For	For			MGMT
	4	Adopt Sexual Orientation Non-Discrimination Policy	None	For			ShrHoldr

03/17/04 - A	Hewlett-Packard Co. *HPQ*		428236103		01/20/04		74,000
	1	Elect Directors	For	Split			MGMT
	1.1	Elect Director L.T. Babbio, Jr. --- For
	1.2	Elect Director P.C. Dunn --- For
	1.3	Elect Director C.S. Fiorina --- For
	1.4	Elect Director R.A. Hackborn --- For
	1.5	Elect Director G.A. Keyworth II --- For
	1.6	Elect Director R.E. Knowling, Jr. --- For
	1.7	Elect Director S.M. Litvack --- Withhold
	1.8	Elect Director R.L. Ryan --- For
	1.9	Elect Director L.S. Salhany --- For
	2	Ratify Auditors	For	For			MGMT
	3	Approve Omnibus Stock Plan	For	For			MGMT
	4	Expense Stock Options	Against	For		ShrHoldr

03/30/04 - A	Starbucks Corp. *SBUX*		855244109		01/26/04		20,000
	1	Elect Directors	For	For			MGMT
	2	Ratify Auditors	For	For			MGMT

03/31/04 - A	The Goldman Sachs Group, Inc. *GS*		38141G104		02/02/04		17,500
	1	Elect Directors	For	For			MGMT
	2	Ratify Auditors	For	For			MGMT
	3	Declassify the Board of Directors	Against	For			ShrHoldr

03/19/04 - S	Travelers Property Casualty Corp. *TPK*		89420G406		02/06/04		80,822
	1	Approve Merger Agreement	For	For			MGMT

01/14/04 - A	Walgreen Co. *WAG*		931422109		11/17/03		29,500
	1	Elect Directors	For	For			MGMT
	2	Approve Non-Employee Director Omnibus Stock Plan	For	Against			MGMT

Vote Summary Report
Oct 01, 2003 – Dec 31, 2003

The North Country Funds – 0000380

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

12/18/03 - S	Apache Corp. *APA*		037411105		10/29/03		18,500
	1	Increase Authorized Common Stock	For	For			MGMT

11/13/03 - A	Brinker International, Inc. *EAT*		109641100		09/15/03		32,000
	1	Elect Directors	For	Split			MGMT
	1.1	Elect Director Ronald A. McDougall --- For
	1.2	Elect Director Douglas H. Brooks --- For
	1.3	Elect Director Dan W. Cook, III --- For
	1.4	Elect Director Robert M. Gates --- For
	1.5	Elect Director Marvin J. Girouard --- Withhold
	1.6	Elect Director Ronald Kirk --- Withhold
	1.7	Elect Director George R. Mrkonic --- For
	1.8	Elect Director Erle Nye --- For
	1.9	Elect Director James E. Oesterreicher --- Withhold
	1.10	Elect Director Cece Smith --- Withhold
	1.11	Elect Director Roger T. Staubach --- For
	2	Ratify Auditors	For	Against			MGMT
Shareholder Proposal
	3	Report on the Impact of Genetically Engineered Products	Against	Against			ShrHoldr

11/05/03 - A	Cardinal Health, Inc. *CAH*		14149Y108		09/08/03		28,000
	1	Elect Directors	For	For			MGMT

11/11/03 - A	Cisco Systems, Inc. *CSCO*		17275R102		09/12/03		97,000
	1	Elect Directors	For	For			MGMT
	2	Amend Employee Stock Purchase Plan	For	For			MGMT
	3	Ratify Auditors	For	For			MGMT
Shareholder Proposals
	4	Report on Company Products Used by the Government to Monitor the Internet	Against	Against			ShrHoldr
	5	Report on Pay Disparity	Against	Against			ShrHoldr

10/28/03 - S	First Data Corp. *FDC*		319963104		09/08/03		30,000
	1	Approve Merger Agreement	For	For			MGMT

10/30/03 - A	Intuit, Inc. *INTU*		461202103		09/02/03		27,000
	1	Elect Directors	For	For			MGMT
	2	Amend Employee Stock Purchase Plan	For	For			MGMT
	3	Ratify Auditors	For	For			MGMT

11/05/03 - A	Linear Technology Corp. *LLTC*		535678106		09/08/03		14,000
	1	Elect Directors	For	Split			MGMT
	1.1	Elect Director Robert H. Swanson, Jr. --- Withhold
	1.2	Elect Director David S. Lee --- For
	1.3	Elect Director Leo T. McCarthy --- For
	1.4	Elect Director Richard M. Moley --- For
	1.5	Elect Director Thomas S. Volpe --- For
	2	Ratify Auditors	For	For			MGMT

11/11/03 - A	Microsoft Corp. *MSFT*		594918104		09/12/03		50,000
	1	Elect Directors	For	Split			MGMT
	1.1	Elect Director William H. Gates, III --- For
	1.2	Elect Director Steven A. Ballmer --- For
	1.3	Elect Director James I. Cash, Jr., Ph.D. --- For
	1.4	Elect Director Raymond V. Gilmartin --- For
	1.5	Elect Director Ann McLaughlin Korologos --- For
	1.6	Elect Director David F. Marquardt --- For
	1.7	Elect Director Charles H. Noski --- For
	1.8	Elect Director Dr. Helmut Panke --- For
	1.9	Elect Director Wm. G. Reed, Jr. --- For
	1.10	Elect Director Jon A. Shirley --- Withhold
	2	Amend Omnibus Stock Plan	For	For			MGMT
	3	Amend Non-Employee Director Stock Option Plan	For	For			MGMT
Shareholder Proposal
	4	Refrain from Giving Charitable Contributions	Against	Against			ShrHoldr

10/14/03 - A	The Procter & Gamble Company *PG*		742718109		08/01/03		11,250
	1	Elect Directors	For	For			MGMT
	2	Ratify Auditors	For	For			MGMT
	3	Approve Non-Employee Director Omnibus Stock Plan	For	Against			MGMT
Shareholder Proposals
	4	Declassify the Board of Directors	Against	For			ShrHoldr
	5	Label Genetically Engineered Foods	Against	Against			ShrHoldr

Vote Summary Report
Jul 01, 2003 - Sep 30, 2003

The North Country Funds – 0000380

Mtg	Company/	Mgmt	Vote	Record	Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

08/11/03 - A	Forest Laboratories, Inc. *FRX*	345838106	06/20/03	23,000
1	Elect Directors	For	Split	MGMT
1.1	Elect Director Howard Solomon --- Withhold
1.2	Elect Director William J. Candee, III --- For
1.3	Elect Director George S. Cohan --- For
1.4	Elect Director Dan L. Goldwasser --- For
1.5	Elect Director Lester B. Salans, M.D. --- For
1.6	Elect Director Kenneth E. Goodman --- Withhold
1.7	Elect Director Phillip M. Satow --- Withhold
2	Increase Authorized Common Stock	For	Against	MGMT
3	Ratify Auditors	For	For	MGMT

09/22/03 - A	General Mills, Inc. *GIS*	370334104	07/24/03	7,700
1	Elect Directors	For	For	MGMT
2	Ratify Auditors	For	For	MGMT
3	Approve Omnibus Stock Plan	For	For	MGMT

08/28/03 - A	Medtronic, Inc. *MDT*	585055106	07/03/03	27,700
1	Elect Directors	For	For	MGMT
2	Ratify Auditors	For	For	MGMT
3	Approve Omnibus Stock Plan	For	For	MGMT
4	Approve Executive Incentive Bonus Plan	For	For	MGMT

07/22/03 - S	Zimmer Holdings Inc *ZMH*	98956P102	06/16/03	20,000
1	Issue Shares in Connection with an Acquisition	For	For	MGMT

THE NORTH COUNTRY FUNDS: INTERMEDIATE BOND FUND							Item 1 Exhibit A2
Investment Company Act file number: 811- 10123
July 1, 2003 - June 30, 2004

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
NA	NA	NA	NA	NA	NA	NA	NA	NA